Related parties (Details)	12 Months Ended
	Jun. 30, 2025 USD ($) officer	Jun. 30, 2024 USD ($)
Disclosure of transactions between related parties [abstract]
Purchases of goods, related party transactions	$ 0	$ 0
Outstanding balance with related parties	$ 0	0
Number of key management officers | officer	5
Short-term benefits	$ 3,150,000	3,500,000
Long-term benefits	56,000	86,000
Share-based payment transactions	2,617,000	2,571,000
Total compensation	$ 5,823,000	$ 6,157,000